CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CASH FLOWS
Proceeds from issuance of units, transaction costs	$ 1,582	$ 0
Proceeds from at-the-market equity program, transaction costs	$ 0	$ 82